SUPPLEMENT dated August 3, 2006

                              To the PROSPECTUS of

            Mellon Institutional Group of Global Fixed Income Funds:
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2006

--------------------------------------------------------------------------------
Effective August 3, 2006, Charles P. Dolan is no longer a portfolio manager of Standish Mellon International Fixed Income Fund, Standish Mellon International Fixed Income Fund II or Standish Mellon Global Fixed Income Fund (the "Funds"). Thomas F. Fahey remains as co-portfolio manager of Funds and David C. LeDuc has been added as a co-portfolio manager of the Funds.

Therefore, the following replaces the information on page 15 under "The Investment Adviser - Fund Managers" with respect to the Funds.

----------------------------------------------------------------------------------------------------------------------
Fund                                     Fund managers           Positions during past five years
----------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund          Thomas F. Fahey         Tom is a Portfolio Manager for Global Bond
                                                                 Strategies, focusing on global economic analysis
                                                                 and relative value between the developed bond
International Fixed Income Fund II                               markets, currencies and sectors. Tom joined the
                                                                 Global Bond Strategies group at Standish Mellon in
Global Fixed Income Fund                                         1999 and has held positions of increasing
                                                                 responsibility. He joined the firm from the Bank
                                                                 Credit Analyst Research Group in placeCityMontreal
                                                                 where he was an Associate Editor for both
                                                                 ForexCast, which is the firm's foreign exchange
                                                                 strategy service, and The International Bank Credit
                                                                 Analyst.
                                       -------------------------------------------------------------------------------
                                         David C. LeDuc          David is a Portfolio Manager for Global Credit
                                                                 Strategies, and our Spread Sector Strategist for
                                                                 non-U.S. and global fixed income. In addition, he
                                                                 manages customized global corporate bond portfolios
                                                                 and has research responsibilities in European
                                                                 corporate markets. David joined the firm in 1995
                                                                 from State Street Bank & Trust Company where he had
                                                                 experience in mortgages, asset-backed securities
                                                                 and corporate bonds.
----------------------------------------------------------------------------------------------------------------------

 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

                         SUPPLEMENT dated August 3, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

        Standish Mellon Institutional Group of Global Fixed Income Funds
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2006

-------------------------------------------------------------------------------

Effective August 2, 2006, Charles P. Dolan is no longer a portfolio manager of Standish Mellon International Fixed Income Fund, Standish Mellon International Fixed Income Fund II or Standish Mellon Global Fixed Income Fund (the "Funds"). Thomas F. Fahey remains as co-portfolio manager of Funds and David LeDuc has been added as a co-portfolio manager of the Funds.

Therefore, the information regarding Charles P. Dolan under "Additional Information About the Portfolio Managers" on page 47 with respect to "Other Accounts The Portfolio Managers Are Managing," and on page 49 with respect to "Share Ownership by Portfolio Managers," is deleted and replaced with the following information as of December 31, 2005:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

----------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                   Funds                        Other Accounts Managed By the Portfolio Manager
----------------------------------------------------------------------------------------------------------------------
David C. LeDuc                           International Fixed Income   Other Registered Investment Companies:  0
                                         Fund                         funds with total assets of $0 million.

                                         International Fixed Income   Other Pooled Investment Vehicles:  0 entities
                                         Fund II                      with total assets of $0 million.

                                         Global Fixed Income Fund     Other Accounts: 3 accounts with total assets
                                                                      of approximately $248.5 million.
----------------------------------------------------------------------------------------------------------------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

----------------------------------------------------------------------------------------------------------------------
Portfolio Manager Name                   Fund                                                       Ownership
----------------------------------------------------------------------------------------------------------------------
David C. LeDuc                           International Fixed Income Fund                               A
                                         -----------------------------------------------------------------------------
                                         International Fixed Income Fund II                            A
                                         -----------------------------------------------------------------------------
                                         Global Fixed Income Fund                                      A
----------------------------------------------------------------------------------------------------------------------

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE